Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Data (Unaudited)
Schedule of selected quarterly financial data

	Quarter Ended (as adjusted)
	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Net sales(1)	$5,631	$5,179	$7,100	$9,222
Gross profit(1)	881	2,362	4,277	5,582
Net loss attributable to common stock	$(17,221)	$(18,645)	$(16,254)	$(13,652)

Weighted average common shares outstanding used to compute net loss per share, basic and diluted(2)	19,624,712	22,613,382	27,884,983	28,746,608

Net loss per share of common stock, basic and fully diluted(3):	$(0.88)	$(0.82)	$(0.58)	$(0.47)

	Quarter Ended (as adjusted)
	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016
Net sales(1)	$2,583	$2,052	$1,621	$3,777
Gross (loss)(1)	(173)	(516)	(697)	(315)
Net loss attributable to common stock	$(12,614)	$(26,197)	$(25,768)	$(18,172)

Weighted average common shares outstanding used to compute net loss per share, basic and diluted(2)	16,025,318	16,050,138	16,070,705	16,062,685

Net loss per share of common stock, basic and fully diluted(3):	$(0.79)	$(1.63)	$(1.60)	$(1.13)

(1)The Company began selling Adzenys XR-ODT on May 16, 2016 and initiated an early experience program for Cotempla XR ODT with limited product availability on September 5, 2017 before launching this product nationwide on October 2, 2017. Net product sales represent total gross product sales less gross to net sales adjustments. Gross to net sales adjustments for Branded Adzenys XR-ODT and Cotempla XR-ODT include savings offers, prompt payment discounts, wholesaler fees, estimated rebates to be incurred on the selling price of the respective product sales and estimated allowances for product returns. The Company began selling generic Tussionex in August 2014. Gross to net sales adjustments for generic Tussionex include prompt payment discounts, estimated allowances for product returns, wholesaler fees, estimated government rebates and estimated chargebacks to be incurred on the selling price of generic Tussionex related to the respective product sales. The Company recognizes total gross product sales less gross to net sales adjustments as revenue based on shipments from 3PLs to the Company’s wholesaler customers. Also, the net loss amounts reflect the sales and marketing expenses associated with the commercialization of Adzenys XR-ODT and Cotempla XR-ODT.

(2)In February 2017, the Company closed an underwritten public offering of 5,750,000 shares of its common stock at a public offering price of $5.00 per share, which included 750,000 shares of its common stock resulting from the underwriters’ exercise of their over-allotment option on February 17, 2017. On June 30, 2017, the Company closed an underwritten public offering of 4,800,000 shares of the its common stock at a public offering price of $6.25 per share for total proceeds of $30.0 million before estimated offering costs of $0.2 million. The Company also granted the underwriters a 30-day option to purchase up to an additional 720,000 shares of its common stock which was exercised in full on July 26, 2017. On October 26, 2017, Deerfield provided a conversion notice electing to convert the entire $6.6 million of Convertible Notes into shares of the Company’s common stock at a conversion price of $7.08 per share. The conversion price was based on 95% of the average of the volume weighted average prices per share of the Company’s common stock on the NASDAQ Global Market for the three trading day period immediately preceding such conversion. This resulted in issuing 929,967 shares of the Company’s common stock to Deerfield on this date and the Convertible Notes were cancelled. These transactions produced a significant increase in the number of shares outstanding which will impact the year-over-year comparability of the Company’s loss per share calculations.

(3)Loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly loss per share may not necessarily equal the total for the year.